ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2019
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 13 - ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES:

	December 31,
	2019	2018
	U.S. dollars in thousands
Accrued expenses	4,263	5,599
Employees and related liabilities	1,228	1,380
Government institutions	107	78
	5,598	7,057

The fair value of the accounts payable and accrued expense balances approximates their carrying amounts.